Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DELAWARE GROUP EQUITY FUNDS IV
Entity Central Index Key	0000778108
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000052257 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Healthcare Fund
Class Name	Class A
Trading Symbol	DLHAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Healthcare Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$63	1.21%
*	Annualized

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.21%	[1]
Net Assets	$ 833,197,480
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 3,263,551
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$833,197,480
Total number of portfolio holdings	103
Total advisory fees paid	$3,263,551
Portfolio turnover rate	3%

Holdings [Text Block]
Fund holdings (as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Blue Chip Medical Products	49.45%
Biotechnology	25.83%
Healthcare Services	10.58%
Small- / Mid-Cap Medical Products	6.17%
Other	1.69%

Top 10 equity holdings
Eli Lilly & Co.	9.36%
Regeneron Pharmaceuticals	5.93%
UnitedHealth Group	5.33%
Amgen	4.64%
Merck & Co.	4.54%
Pfizer	3.98%
Elevance Health	3.93%
Boston Scientific	3.82%
Chugai Pharmaceutical	3.36%
AbbVie	3.08%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Eli Lilly & Co.	9.36%
Regeneron Pharmaceuticals	5.93%
UnitedHealth Group	5.33%
Amgen	4.64%
Merck & Co.	4.54%
Pfizer	3.98%
Elevance Health	3.93%
Boston Scientific	3.82%
Chugai Pharmaceutical	3.36%
AbbVie	3.08%

C000052258 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Healthcare Fund
Class Name	Class C
Trading Symbol	DLHCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Healthcare Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$101	1.96%
*	Annualized

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.96%	[2]
Net Assets	$ 833,197,480
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 3,263,551
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$833,197,480
Total number of portfolio holdings	103
Total advisory fees paid	$3,263,551
Portfolio turnover rate	3%

Holdings [Text Block]
Fund holdings (as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Blue Chip Medical Products	49.45%
Biotechnology	25.83%
Healthcare Services	10.58%
Small- / Mid-Cap Medical Products	6.17%
Other	1.69%

Top 10 equity holdings
Eli Lilly & Co.	9.36%
Regeneron Pharmaceuticals	5.93%
UnitedHealth Group	5.33%
Amgen	4.64%
Merck & Co.	4.54%
Pfizer	3.98%
Elevance Health	3.93%
Boston Scientific	3.82%
Chugai Pharmaceutical	3.36%
AbbVie	3.08%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Eli Lilly & Co.	9.36%
Regeneron Pharmaceuticals	5.93%
UnitedHealth Group	5.33%
Amgen	4.64%
Merck & Co.	4.54%
Pfizer	3.98%
Elevance Health	3.93%
Boston Scientific	3.82%
Chugai Pharmaceutical	3.36%
AbbVie	3.08%

C000052259 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Healthcare Fund
Class Name	Class R
Trading Symbol	DLRHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Healthcare Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$75	1.46%
*	Annualized

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.46%	[3]
Net Assets	$ 833,197,480
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 3,263,551
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$833,197,480
Total number of portfolio holdings	103
Total advisory fees paid	$3,263,551
Portfolio turnover rate	3%

Holdings [Text Block]
Fund holdings (as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Blue Chip Medical Products	49.45%
Biotechnology	25.83%
Healthcare Services	10.58%
Small- / Mid-Cap Medical Products	6.17%
Other	1.69%

Top 10 equity holdings
Eli Lilly & Co.	9.36%
Regeneron Pharmaceuticals	5.93%
UnitedHealth Group	5.33%
Amgen	4.64%
Merck & Co.	4.54%
Pfizer	3.98%
Elevance Health	3.93%
Boston Scientific	3.82%
Chugai Pharmaceutical	3.36%
AbbVie	3.08%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Eli Lilly & Co.	9.36%
Regeneron Pharmaceuticals	5.93%
UnitedHealth Group	5.33%
Amgen	4.64%
Merck & Co.	4.54%
Pfizer	3.98%
Elevance Health	3.93%
Boston Scientific	3.82%
Chugai Pharmaceutical	3.36%
AbbVie	3.08%

C000052260 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Healthcare Fund
Class Name	Institutional Class
Trading Symbol	DLHIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Healthcare Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$50	0.96%
*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.96%	[4]
Net Assets	$ 833,197,480
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 3,263,551
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$833,197,480
Total number of portfolio holdings	103
Total advisory fees paid	$3,263,551
Portfolio turnover rate	3%

Holdings [Text Block]
Fund holdings (as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Blue Chip Medical Products	49.45%
Biotechnology	25.83%
Healthcare Services	10.58%
Small- / Mid-Cap Medical Products	6.17%
Other	1.69%

Top 10 equity holdings
Eli Lilly & Co.	9.36%
Regeneron Pharmaceuticals	5.93%
UnitedHealth Group	5.33%
Amgen	4.64%
Merck & Co.	4.54%
Pfizer	3.98%
Elevance Health	3.93%
Boston Scientific	3.82%
Chugai Pharmaceutical	3.36%
AbbVie	3.08%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Eli Lilly & Co.	9.36%
Regeneron Pharmaceuticals	5.93%
UnitedHealth Group	5.33%
Amgen	4.64%
Merck & Co.	4.54%
Pfizer	3.98%
Elevance Health	3.93%
Boston Scientific	3.82%
Chugai Pharmaceutical	3.36%
AbbVie	3.08%

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized